Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 EUR (€)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 EUR (€)
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts, net	$ 2.3		$ 2.7
Common stock, par value		€ 0.59		€ 0.59
Common stock, shares authorised	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	437,175,963	437,175,963	436,386,587	436,386,587